Document and Entity Information	Sep. 30, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 30, 2021
Entity Registrant Name	BED BATH & BEYOND INC
Entity Central Index Key	0000886158
Amendment Flag	false
Entity Incorporation, State or Country Code	NY
Entity File Number	0-20214
Entity Tax Identification Number	11-2250488
Entity Address, Address Line One	650 Liberty Avenue
Entity Address, City or Town	Union
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07083
City Area Code	908
Local Phone Number	688-0888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $.01 par value
Trading Symbol	BBBY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false